Derivative Financial Instruments and Hedge Accounting - Schedule of Items Designated as Hedging Instruments (Detail) - Derivative Financial Instruments-Net [Member] - JPY (¥) ¥ in Millions	Sep. 30, 2020	Mar. 31, 2020
Equity swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	¥ 19,755	¥ 41,556
Interest Rate Swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	5,862,794	5,723,327
Carrying value [member] | Equity swaps [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amounts, Assets		8,861
Carrying amounts, Liabilities	914
Carrying value [member] | Interest Rate Swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying amounts, Assets	371,887	¥ 366,092
Carrying amounts, Liabilities	¥ 764